Income Taxes - (Additional Information) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Jun. 30, 2023	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
U.S. federal statutory income tax rate						21.00%	21.00%
Deferred taxes realizable						$ 1,900
Federal and state operating loss carryforwards expire beginning year						2029
Foreign operating loss carryforwards expire beginning year						2037
Operating loss carryforwards, state						$ 23,000
Operating loss carryforwards, Federal						45,500
Deferred Tax Assets, Valuation Allowance						118,734	$ 145,668	$ 1,828
Operating loss carryforwards, federal and state						46,400
Operating loss carryforwards, foreign						5,300
Impact of unrecognized tax benefits on effective tax rate, if recognized						7,500
Income tax expense (benefit) continuing operations	$ (2,600)	$ (100)		$ 21,600	$ (200)
State and Federal Net Operating Loss Rate				21.00%
Increase in deferred tax assets			$ 52,800	$ 52,845	$ 0
Income tax refund from authority			7,800
Liability from secondary offering			$ 99,000	99,000
Deferred tax assets	$ 31,300			31,300		$ 120,709	$ 145,714
Adjustments to additional paid in capital				$ (46,100)
Tax receivable agreement percentage of amount of tax savings				85.00%
Aggregate tax amount saved				$ 116,400
Percentage of tax payable under tax receivable agreement	85.00%			85.00%
Amount of tax payable under tax receivable agreement				$ 99,000
Tax receivable agreement, amount due for payments	$ 0			$ 0
Tax receivable agreement period due for payments				15 years
Federal [Member]
U.S. federal statutory income tax rate						21.00%